RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 7,603	$ 2,377
Melco International and Its subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	7,603	2,367
Other [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 0	$ 10